Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Trade and Other Payables

	2018	2017
Payable to suppliers	2,372,512	2,527,152
Taxes payable	465,966	415,650
Accrued treasury share, universal service fund contribution and contributions to the ICTA’s expenses	455,496	305,208
Accrued selling and marketing expenses	91,747	79,011
Other	402,453	369,445

	3,788,174	3,696,466